Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Additional Paid-in Capital	Loan receivables - related parties	Retained Earnings - Statutory Reserves	Retained Earnings - Unrestricted	AOCI Attributable to Parent	Noncontrolling Interest	Total	Common Class A	Common Class B
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2021	$ 332,574	$ (4,683,530)	$ 188,833	$ 16,352,598	$ 32,147	$ (1,170)	$ 12,222,952	$ 1,044	$ 456
Shares, Outstanding, Beginning Balance at Dec. 31, 2021								10,440,000	4,560,000
Repayments from loans receivable - related parties	0	3,812,241	0	0	0	0	3,812,241	$ 0	$ 0
Dividends declared to offset with loans receivable-related parties	0	951,209	0	0	0	0	951,209	0	0
Dividends declared	0	0	0	(4,470,111)	0	0	(4,470,111)	0	0
Net (loss) income	0	0	0	2,851,467	0	(10,333)	2,841,134	0	0
Stock Holders Equity Statutory Reserves	0	0	51,591	(51,591)	0	0	0	0	0
Foreign currency translation adjustment	0	(79,920)	0	0	(430,893)	(2,932)	(513,745)	0	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2022	332,574	0	240,424	14,682,363	(398,746)	(14,435)	14,843,680	$ 1,044	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2022								10,440,000	4,560,000
Proceeds from issuance of shares upon IPO							0
Proceeds from issuance of shares pursuant to exercise of over-allotment							0
Repayments from loans receivable - related parties							0
Net (loss) income	0	0	0	856,536	0	(99,775)	756,761	$ 0	$ 0
Stock Holders Equity Statutory Reserves	0	0	8,337	(8,337)	0	0	0	0	0
Foreign currency translation adjustment	0	0	0		114,302	(303)	113,999	0	0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2023	332,574	0	248,761	15,530,562	(284,444)	(114,513)	15,714,440	$ 1,044	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2023								10,440,000	4,560,000
Proceeds from issuance of shares upon IPO							0
Proceeds from issuance of shares pursuant to exercise of over-allotment							0
Repayments from loans receivable - related parties							0
Net (loss) income				(480,019)		(91,698)	(571,717)
Foreign currency translation adjustment	0	0	0	0	(727,743)	(7,388)	(735,131)	$ 0	$ 0
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2024	3,135,124	0	248,761	15,050,543	(1,012,187)	(163,599)	17,260,277	$ 1,179	$ 456
Shares, Outstanding, Ending Balance at Dec. 31, 2024								11,793,485	4,560,000
Proceeds from issuance of shares upon IPO	4,999,875	0	0	0	0	0	5,000,000	$ 125	$ 0
Share issuance upon initial public offering ('IPO')								1,250,000
Issuance of Stock and Warrants for Services or Claims	202,346	0	0	0	0	0	202,346
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,930	0	0	0	0	0	413,940	$ 10	0
Share issuance pursuant to exercise of over-allotment								103,485
Offering cost incurred for IPO and over-allotment	(2,813,601)	0	0	0	0	0	(2,813,601)	$ 0	0
Capital contribution from noncontrolling shareholder	$ 0	$ 0	$ 0	$ 0	$ 0	$ 50,000	$ 50,000	$ 0	$ 0